LICENSING AND COLLABORATION ARRANGEMENTS - Additional information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Collaboration Agreement With ABL Bio
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost sharing reimbursements	$ 3,400,000	$ 0